Cash flow from operations (Tables)	12 Months Ended
Jun. 30, 2026
Cash flow from operations
Schedule of cash flow from operations

		2026	2025	2024
for the year ended 30 June	Note	Rm	Rm	Rm
Earnings/(loss) before interest and tax (EBIT/(LBIT))		25 690	18 819	(27 305)
Adjusted for
share of profits of equity accounted investments		(79)	(1 623)	(1 758)
equity-settled share-based payment	32	918	914	986
depreciation and amortisation		13 602	14 002	15 644
effect of remeasurement items	8	17 320	19 645	75 414
movement in long-term provisions
income statement charge	29	(26)	(2 807)	(651)
utilisation	29	(1 267)	(769)	(459)
movement in short-term provisions		(240)	87	280
movement in post-retirement benefits		389	272	373
translation effects		3 278	799	673
write-down of inventories to net realisable value		1 321	171	370
movement in financial assets and liabilities		(2 466)	(3 063)	(4 588)
movement in other receivables and payables		(1 143)	334	(1 119)
other non-cash movements[1]		(603)	(254)	(698)
		56 694	46 527	57 162
1	Other non-cash movements include movements in deferred income, expected credit losses and long-term prepaid expenses.